UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2004

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  October 27, 2004

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$2,270,558,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp.                COM              017175100    57840   211947 SH       SOLE                   211947
Altera Corporation             COM              021441100    59629  3046980 SH       SOLE                  3046980
Apache                         COM              037411105    23316   465300 SH       SOLE                   465300
Baker Hughes Inc.              COM              057224107    92585  2117672 SH       SOLE                  2117672
Berkley W R Corp.              COM              084423102     1442    34200 SH       SOLE                    34200
Burlington Resources           COM              122014103     7075   173400 SH       SOLE                   173400
Carmax Inc.                    COM              143130102    19696   913953 SH       SOLE                   913953
Cimarex Energy Co.             COM              171798101    47403  1356686 SH       SOLE                  1356686
Citigroup Inc.                 COM              172967101    61553  1395135 SH       SOLE                  1395135
Comcast Corp.                  COM              20030N101     3042   107728 SH       SOLE                   107728
Comcast Corp. Cl A Special     COM              20030N200   109009  3904322 SH       SOLE                  3904322
Dell Inc.                      COM              24702R101    96541  2711830 SH       SOLE                  2711830
Equity Residential             COM              29476L107    83834  2704325 SH       SOLE                  2704325
Family Dollar Stores Inc.      COM              307000109    22038   813213 SH       SOLE                   813213
Federal National Mortgage      COM              313586109      230     3628 SH       SOLE                     3628
Fidelity National Financial In COM              316326107    15032   394531 SH       SOLE                   394531
Helmerich & Payne Inc.         COM              423452101    27499   958485 SH       SOLE                   958485
Kerr McGee                     COM              492386107    98597  1722216 SH       SOLE                  1722216
L-3 Communications Holdings In COM              502424104    90063  1344230 SH       SOLE                  1344230
Liberty Media Corporation New  COM              530718105    98580 11305060 SH       SOLE                 11305060
Liberty Media International    COM              530719103    75183  2253542 SH       SOLE                  2253542
Microsoft Corp.                COM              594918104    68626  2481944 SH       SOLE                  2481944
Millipore Corp.                COM              601073109     6756   141200 SH       SOLE                   141200
Montpelier Re Holdings Ltd.    COM              G62185106      917    25000 SH       SOLE                    25000
Nabors Industries Ltd.         COM              G6359F103      218     4600 SH       SOLE                     4600
National Grid Transco PLC (ADR COM              636274102    31277   730250 SH       SOLE                   730250
National Instruments Corp.     COM              636518102    82165  2714407 SH       SOLE                  2714407
NeoMagic Corp.                 COM              640497103      146   138900 SH       SOLE                   138900
Newfield Exploration Co.       COM              651290108   114063  1862550 SH       SOLE                  1862550
Noble Energy Inc.              COM              655044105   107767  1850389 SH       SOLE                  1850389
Praxair, Inc.                  COM              74005P104    23810   557100 SH       SOLE                   557100
Progressive Corp.              COM              743315103    67426   795586 SH       SOLE                   795586
Rogers Wireless Communications COM              775315104    32442  1032841 SH       SOLE                  1032841
Sanofi-Aventis                 COM              80105N105    43136  1178255 SH       SOLE                  1178255
Scottish Re Group Ltd.         COM              G7885T104    11218   529885 SH       SOLE                   529885
St. Paul Travelers             COM              792860108    79284  2398199 SH       SOLE                  2398199
Synopsys Inc.                  COM              871607107    23290  1477790 SH       SOLE                  1477790
Talk America Holdings, Inc.    COM              87426R202       78    15000 SH       SOLE                    15000
Teradyne Inc.                  COM              880770102     4616   344456 SH       SOLE                   344456
UnitedGlobalCom                COM              913247508    11451  1532900 SH       SOLE                  1532900
UnitedHealth Group Inc.        COM              91324P102   153140  2076751 SH       SOLE                  2076751
Vodafone Group PLC (ADR)       COM              92857W100    37121  1539642 SH       SOLE                  1539642
Wachovia Corp.                 COM              929903102    78359  1668983 SH       SOLE                  1668983
Waste Management Inc.          COM              94106L109   115846  4237217 SH       SOLE                  4237217
White Mountains Insurance Grou COM              964126106     5047     9595 SH       SOLE                     9595
Willis Group Holdings Ltd.     COM              G96655108    82175  2197201 SH       SOLE                  2197201